SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 89.2%
	Alabama — 3.7%
	Alabama Housing Finance Authority (TBG Southtown Senior LP) (FNMA) (Green Bond), Series 2023-04FN Class PT, 5.23% due 10/1/2041	$1,500,000	$ 1,592,618
	Homewood Educational Building Authority (CHF - Horizons II LLC), Series C, 5.00% due 10/1/2056	500,000	480,576
	Jacksonville Public Educational Building Authority (Jacksonville State University) (BAM), Series A, 5.00% due 8/1/2056	2,500,000	2,559,057
	Mobile County (AM/NS Calvert LLC; Guaranty: Arcelormittal SA) IDA AMT, Series 2024B, 4.75% due 12/1/2054	1,250,000	1,206,903
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	1,000,000	1,052,471
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,000,000	1,058,031
[a]	Southeast Energy Authority A Cooperative District, Series B, 5.00% due 1/1/2054 (put 6/1/2030)	1,000,000	1,049,717
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2034 - 11/1/2035	3,210,000	3,325,907
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,061,172
	Arizona — 3.5%
	Chandler (Intel Corp.) IDA AMT,
[a]	4.10% due 12/1/2037 (put 6/15/2028)	850,000	849,118
[a]	Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	1,985,000	2,021,705
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT,
	5.00% due 7/1/2048	1,765,000	1,793,302
	Series B, 5.00% due 7/1/2044	1,000,000	1,021,931
[a]	Coconino County Pollution Control Corp. (Nevada Power Co.) AMT, Series A, 4.125% due 9/1/2032 (put 3/31/2026)	1,065,000	1,071,227
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	951,704
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	1,000,000	1,069,680
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,841,660
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,000,000	924,168
	California — 7.0%
	Benicia (Benicia High School) (AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	776,772
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	505,961
	California (Community Program Developmental Disabilities) (California Mtg Insurance) HFFA, Series A, 6.25% due 2/1/2026	425,000	425,903
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,700,000	3,913,035
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	996,041
	California Educational Facilities Authority (University of Redlands), Series A, 5.00% due 10/1/2044	500,000	508,597
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2027	430,000	440,037
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond), 4.00% due 5/15/2041	500,000	501,256
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	1,400,000	1,559,866
[a]	California Municipal Finance Authority (Republic Services, Inc.) AMT, Series B, 4.15% due 7/1/2051 (put 1/15/2025)	3,000,000	2,999,919
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.125% due 11/1/2046 (put 3/3/2025)	2,375,000	2,375,898
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	995,795
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.05% due 7/1/2043 (put 2/18/2025)	1,000,000	997,876
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	1,250,000	1,266,166
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,013,938
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2030	175,000	184,076
	Calipatria (Educational Facilities) (BAM) USD GO, Series B, Zero Coupon due 8/1/2025	325,000	316,309
	City of Long Beach Airport System Revenue (AGM) AMT,
	Series C,
	5.00% due 6/1/2042	750,000	806,025
	5.25% due 6/1/2047	500,000	538,330
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	625,659
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	1,556,604
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035 (pre-refunded 8/1/2025)	1,000,000	1,012,091
	Union Elementary School District (Santa Clara County District Schools) (NPFG) GO, Series D, Zero Coupon due 9/1/2027	905,000	834,417
	Colorado — 2.4%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2036 - 11/15/2039	1,565,000	1,663,359
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.50% due 11/1/2047	1,000,000	1,086,970
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039 - 11/1/2044	3,015,000	3,137,827
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co.), 6.50% due 11/15/2038	260,000	311,584
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,300,453
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,008,035
	Connecticut — 1.2%
	Connecticut Housing Finance Authority (Green Bond), Series B, 4.65% due 11/15/2048	850,000	840,642
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,096,268
	Series E, 5.00% due 9/15/2033	1,350,000	1,432,299

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Delaware — 0.6%
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.25% due 11/15/2053	$1,000,000	$ 1,031,812
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,033,903
	District of Columbia — 0.4%
	Metropolitan Washington Airports Authority (Dulles Toll Road) (AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,373,487
	Florida — 5.8%
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	300,000	312,342
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	3,022,734
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	330,000	335,851
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	900,024
	Series A, 4.00% due 9/1/2036	500,000	481,699
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series A, 5.625% due 1/1/2060	1,200,000	1,221,358
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	2,000,000	2,021,828
	County of Miami-Dade Aviation Revenue AMT, Series B, 5.00% due 10/1/2040	2,000,000	2,021,232
	County of Miami-Dade Seaport Department AMT, Series A, 5.25% due 10/1/2052	500,000	516,768
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	973,491
[b]	Florida Development Finance Corp. (SFP - Tampa I LLC), Series A1, 5.25% due 6/1/2054	1,000,000	1,016,232
	Lee County (Shell Point Obligated Group) IDA, Series B-1, 4.75% due 11/15/2029	1,500,000	1,500,387
	Miami-Dade County School Board (District School Facilities & Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,101,005
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,020,000	2,023,093
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,028,191
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2047	250,000	253,738
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA, Series C, 7.625% due 5/15/2058	500,000	561,471
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,505,340
	Georgia — 3.5%
	Atlanta Urban Residential Finance Authority (Flats at Stone Hogan LP) (FNMA), Series A, 4.37% due 5/1/2044	1,000,000	960,546
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series E, 5.00% due 7/1/2040	100,000	105,905
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,499,476
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	1,000,000	1,048,580
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036	3,700,000	3,959,440
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,263,385
[a]	Series B, 5.00% due 12/1/2054 (put 3/1/2032)	455,000	482,978
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	3,000,000	3,164,586
	Illinois — 11.6%
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.50% due 4/1/2042	500,000	547,885
	5.75% due 4/1/2048	1,000,000	1,091,724
	Chicago Board of Education GO, Series A, 6.00% due 12/1/2049	1,000,000	1,083,375
	Chicago O’Hare International Airport AMT, Series C, 5.25% due 1/1/2044 - 1/1/2045	2,750,000	2,946,151
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2042	1,000,000	1,042,114
	City of Chicago (Midway International Airport) AMT, Series A, 5.00% due 1/1/2026	1,000,000	1,012,002
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,500,222
	City of Chicago (Water System) (AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,540,342
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,012,677
	5.625% due 1/1/2031	500,000	515,738
	6.00% due 1/1/2038	3,330,000	3,419,024
	Illinois Finance Authority (Plymouth Place Obligated Group), Series A, 6.625% due 5/15/2052	1,000,000	1,065,633
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,361,052
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2025 - 10/15/2027	1,010,000	993,228
	Illinois State Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,004,952
	Illinois State University (AGM), Series A, 5.00% due 4/1/2025 - 4/1/2036	1,515,000	1,570,200
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,539,648
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2042	1,500,000	1,557,276
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	1,000,000	992,940
	5.00% due 1/1/2029	1,000,000	1,047,083
	State of Illinois GO,
	5.00% due 2/1/2039	600,000	600,232

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	5.50% due 5/1/2039	$ 375,000	$ 403,740
	5.75% due 5/1/2045	1,600,000	1,718,021
	Series A, 5.50% due 3/1/2042	1,000,000	1,091,086
	Series D, 5.00% due 11/1/2028	3,000,000	3,119,193
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,678,935
	State of Illinois Sales Tax Revenue (BAM), Series B, 4.75% due 6/15/2043	2,005,000	2,042,764
	Indiana — 1.3%
[a]	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT, 4.40% due 11/1/2045 (put 6/10/2031)	1,000,000	1,011,277
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,300,000	1,324,618
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, 4.20% due 5/1/2028 (put 3/3/2025)	1,000,000	993,101
[a]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,508,765
	Iowa — 2.7%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	2,075,000	2,333,630
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series 2024 A&B, 5.125% due 5/15/2059	3,000,000	2,969,550
	Iowa Finance Authority (Union at Bluffs Run LP) (FNMA), Series 2024-20FN Class PT, 4.65% due 7/1/2043	2,000,000	1,950,143
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	762,977
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	1,650,000	1,675,029
	Kansas — 1.0%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	1,500,000	1,650,938
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,001,552
	Kentucky — 5.1%
[b]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	983,368
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,525,966
[a]	Kentucky (Republic Services, Inc.) EDFA AMT, Series A, 4.20% due 4/1/2031 (put 3/3/2025)	4,000,000	3,972,404
[a]	Kentucky Public Energy Authority (Guaranty: BP Corp. North America, Inc.), Series B, 5.00% due 1/1/2055 (put 8/1/2032)	2,000,000	2,131,848
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	5,500,000	5,474,590
[a]	5.25% due 4/1/2054 (put 2/1/2032)	4,000,000	4,305,940
	Louisiana — 1.3%
[b]	Louisiana Local Government Environmental Facilities & Community Development Auth (Christwood Obligated Group), 5.25% due 11/15/2053 - 11/15/2059	775,000	761,928
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), 5.00% due 5/15/2046	3,000,000	3,028,629
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue) (AGM), 5.00% due 1/1/2029	700,000	728,574
	Massachusetts — 0.7%
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series A, 5.875% due 12/1/2060	1,500,000	1,438,173
	Massachusetts (Jordan Hospital & Milton Hospital) DFA, Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	558,637
	Massachusetts Housing Finance Agency (HUD) (Green Bond), Series C1, 5.20% due 12/1/2053	500,000	515,220
	Michigan — 4.3%
	City of Detroit (Green Bond) GO, Series A, 5.00% due 4/1/2032	300,000	321,960
	Detroit City School District (School Building & Site) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,049,495
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2041	1,200,000	1,270,658
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), Series A, 5.25% due 5/15/2041	140,000	140,097
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	975,081
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,000,936
	Michigan Finance Authority (Trinity Health Corp. Obligated Group),
	Series 2017-MI, 5.00% due 12/1/2027	165,000	170,973
	Series A-MI, 4.00% due 12/1/2040	1,000,000	960,760
	Michigan HDA, Series B, 2.95% due 12/1/2039	3,000,000	2,529,306
	Michigan HDA (Green Bond), Series A, 4.90% due 12/1/2048	1,400,000	1,405,785
	Michigan State (HUD) HDA, Series A, 4.70% due 10/1/2054	850,000	820,059
	Michigan State Hospital Finance Authority (Ascension Health Credit Group), Series F-4, 5.00% due 11/15/2047	2,250,000	2,306,425
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,617,324
	Minnesota — 0.5%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	995,634	1,052,025
	Dakota County Community Development Agency (Roers Burnsville Affordable Apartments Owner LLC) (FNMA), 4.20% due 5/1/2043	650,000	638,077
	Missouri — 0.3%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2054	1,150,000	1,180,188
	Nebraska — 0.9%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,578,953
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,769,542
	Nevada — 0.2%
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	760,000	767,083

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	New Hampshire — 0.1%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	$ 400,000	$ 413,183
	New Jersey — 4.1%
	Camden County Improvement Authority (Kipp Cooper Norcross Obligated Group) (Green Bond), 6.00% due 6/15/2052	1,000,000	1,060,605
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	500,000	534,469
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,000,000	1,057,843
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2033	1,000,000	1,057,498
	Series C, 5.25% due 12/1/2054	300,000	307,361
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	1,600,000	1,644,591
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,096,532
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	3,000,000	3,064,611
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	1,500,000	1,567,467
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034	700,000	735,897
	South Jersey Transportation Authority, Series A, 5.25% due 11/1/2052	1,500,000	1,585,300
	New Mexico — 1.7%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	757,523
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,465,608
	Series A, 5.00% due 5/15/2049	1,450,000	1,451,305
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2033 - 7/1/2034	1,070,000	1,056,989
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series B, 5.00% due 8/1/2049 (put 8/1/2025)	1,250,000	1,258,322
	New York — 1.7%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.25% due 7/1/2052	1,000,000	1,016,626
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	1,000,000	1,067,126
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,065,729
	New York Transportation Development Corp. (Delta Air Lines, Inc.) AMT, 6.00% due 4/1/2035	1,000,000	1,113,109
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	746,843
	4.125% due 10/1/2032	210,000	202,949
	4.20% due 4/1/2033	845,000	817,264
	North Carolina — 1.4%
	Greater Asheville Regional Airport Authority (AGM) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,064,379
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	1,500,000	1,526,217
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	1,500,000	1,510,704
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,051,961
	North Dakota — 0.7%
	City of Horace GO,
	Series C,
	4.75% due 5/1/2044	1,000,000	999,154
	5.00% due 5/1/2050	1,400,000	1,410,237
	Ohio — 1.6%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030	1,420,000	1,446,443
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	1,000,000	882,572
	Columbus-Franklin County Finance Authority (FNMA), Series A, 4.46% due 11/1/2044	1,000,000	966,078
	County of Hamilton (Life Enriching Communities Obligated Group), Series A, 5.50% due 1/1/2043	500,000	519,262
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2043	775,000	805,740
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,203,136
	Oklahoma — 0.1%
	Cleveland County Home Loan Authority (GNMA), Series A, 4.70% due 7/1/2055	500,000	481,374
	Oregon — 0.6%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,029,928
	Pennsylvania — 4.1%
	City of Philadelphia (Pennsylvania Gas Works), Series 15, 5.00% due 8/1/2047	1,000,000	1,012,787
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2042	1,000,000	1,008,049
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,383,576
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,051,808
	County of Luzerne (AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,012,532
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	505,000
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,283,716
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,065,536

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2033 - 7/1/2046	$2,800,000	$ 2,687,610
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series A, 3.85% due 4/1/2034 (put 1/15/2025)	1,000,000	999,370
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,419,249
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2038	100,000	103,965
	South Carolina — 2.6%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	1,350,000	1,447,107
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	5,000,000	5,356,325
[a,b]	South Carolina Jobs-EDA (Enerra SC-1 LLC) AMT, 3.70% due 12/15/2027 (put 12/1/2026)	1,500,000	1,493,098
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,000,000	1,003,213
	Tennessee — 1.3%
	Health & Educational Facilities Board of The Metropolitan Government of Nashvill, Series 2024-11FN Class PT, 4.80% due 7/1/2043	2,000,000	2,004,979
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,013,651
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,579,339
	Texas — 4.7%
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2045	1,000,000	1,035,788
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,115,102
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	1,936,109
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), Series A, 4.00% due 3/1/2041	1,000,000	989,297
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), Series A, 5.00% due 7/1/2052	1,500,000	1,569,027
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	1,350,000	1,361,989
[a]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, 4.25% due 1/1/2026 (put 2/3/2025)	1,000,000	996,270
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	523,148
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2049	1,000,000	1,033,457
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,501,518
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	2,000,000	2,197,990
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	850,000	895,990
	Texas State Technical College (AGM), Series A, 5.75% due 8/1/2047	545,000	604,948
	U. S. Virgin Islands — 0.1%
	Matching Fund Special Purpose Securitization Corp., Series A, 5.00% due 10/1/2025	500,000	503,902
	Utah — 1.1%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	1,000,000	1,003,396
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	900,000	831,809
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039 - 4/15/2049	1,200,000	1,222,002
	Utah Housing Corp. (FNMA), Series A, 4.69% due 2/1/2045	1,000,000	993,920
	Virginia — 1.1%
	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group), Series A, 7.00% due 9/1/2053	1,000,000	1,135,436
	Virginia HDA,
	Series C, 4.70% due 7/1/2043	1,205,000	1,225,167
	Series D, 4.70% due 8/1/2048	1,500,000	1,507,336
	Washington — 1.1%
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A2, 5.00% due 8/1/2044	1,000,000	1,025,169
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	1,000,000	969,320
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2048	1,000,000	1,020,084
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	900,000	973,611
	West Virginia — 0.5%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	1,720,000	1,738,951
	Wisconsin — 2.6%
[a]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,023,783
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2026 - 1/1/2032	2,270,000	2,293,236
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2039	245,000	232,808
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	3,145,000	2,876,704
	Wisconsin Health & Educational Facilities Authority (HOPE Christian Schools Obligated Group), 4.00% due 12/1/2051	1,700,000	1,218,606
	Wisconsin Housing & EDA Housing Revenue (HUD), Series D, 4.85% due 11/1/2048	1,500,000	1,512,243
	Total Long-Term Municipal Bonds — 89.2% (Cost $313,472,733)		319,879,619

	SHORT-TERM INVESTMENTS — 9.6%
	Municipal Bonds — 9.6%
	Alabama — 4.0%
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series 1, 4.30% due 6/1/2034 (put 1/2/2025)	$7,100,000	$ 7,100,000
[a]	Columbia (Alabama Power Co.) IDB, Series B, 4.30% due 12/1/2037 (put 1/2/2025)	7,100,000	7,100,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2024 (Unaudited)

	Florida — 0.1%
[a]	Hillsborough County (BayCare Obligated Group; LOC TD Bank NA) IDA, Series D, 3.95% due 11/15/2042 (put 1/2/2025)	$ 445,000	$ 445,000
	Mississippi — 0.5%
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[a]	Series A, 4.00% due 11/1/2035 (put 1/2/2025)	1,045,000	1,045,000
[a]	Series C, 4.00% due 11/1/2035 (put 1/2/2025)	580,000	580,000
	New Mexico — 1.0%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 4.05% due 8/1/2034 (put 1/2/2025)	3,770,000	3,770,000
	New York — 3.3%
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series 1, 4.05% due 3/1/2040 (put 1/2/2025)	2,215,000	2,215,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), 4.05% due 6/15/2043 (put 1/2/2025)	2,265,000	2,265,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series E-3, 4.05% due 2/1/2045 (put 1/2/2025)	7,200,000	7,200,000
	Texas — 0.7%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), [BeginL2][EndL2]4.30% due 4/1/2040 (put 1/2/2025)	2,500,000	2,500,000
	Total Municipal Bonds — 9.6% (Cost $34,220,000)		34,220,000
	Mutual Fund — 0.0%
c	State Street Institutional Treasury Money Market Fund, Premier Class, 4.40%	6,992	6,992
	Total Mutual Fund — 0.0% (Cost $6,992)		6,992
	Total Short-Term Investments — 9.6% (Cost $34,226,992)		34,226,992
	Total Investments — 98.8% (Cost $347,699,725)		$354,106,611
	Other Assets Less Liabilities — 1.2%		4,354,402
	Net Assets — 100.0%		$358,461,013

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $16,401,509, representing 4.58% of the Fund’s net assets.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2024.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHA	Insured by Federal Housing Administration
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
LOC	Letter of Credit
Mtg	Mortgage
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.